Shareholders' Deficit (Details) - Employee Stock Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Balance Outstanding, Beginning	14,894,213	10,564,213	8,274,879
Granted		4,330,000	2,789,334
Exercised	(1,595,403)		(500,000)
Forfeited	(134,597)
Balance Outstanding, Ending	13,164,213	14,894,213	10,564,213
Exercisable, Ending	10,732,262	10,877,251
Weighted Average Exercise Price
Balance Outstanding, Beginning	$ 0.32	$ 0.42	$ 0.29
Granted		0.29	0.75
Exercised	0.08		(0.03)
Forfeited	0.31
Balance Outstanding, Ending	0.36	0.32	$ 0.42
Exercisable, Ending	$ 0.37	$ 0.30
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, Beginning		7 years 8 months 23 days	8 years 1 month 9 days
Balance Outstanding, Ending	6 years 8 months 16 days	7 years 7 months 17 days	7 years 8 months 23 days
Exercisable, Ending	6 years 2 months 30 days	7 years 7 days
Aggregate Intrinsic Value
Balance Outstanding, Beginning	$ 7,948,708	$ 14,637,188	$ 12,951,384
Balance Outstanding, Ending	1,869,623	7,948,708	$ 14,637,188
Exercisable, Ending	$ 1,666,440	$ 19,329,789